United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated International High
Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$8.98		$9.45	$9.02	$8.69		$8.56	$7.09
Income From Investment Operations:
Net investment income	0.28		0.54	0.54	0.59	[1]	0.67	0.71
Net realized and unrealized gain (loss) on investments, swap contracts, futures contracts and foreign currency transactions	(0.31)		0.01	0.65	0.34		0.20	1.43
TOTAL FROM INVESTMENT OPERATIONS	(0.03)		0.55	1.19	0.93		0.87	2.14
Less Distributions:
Distributions from net investment income	(0.29)		(0.56)	(0.54)	(0.60)		(0.74)	(0.67)
Distributions from net realized gain on investments, swap contracts, futures contracts and foreign currency transactions	(0.37)		(0.46)	(0.22)	--		--	--
TOTAL DISTRIBUTIONS	(0.66)		(1.02)	(0.76)	(0.60)		(0.74)	(0.67)
Net Asset Value, End of Period	$8.29		$8.98	$9.45	$9.02		$8.69	$8.56
Total Return [2]	(0.44)%		6.12%	13.83%	11.08	% [3]	10.73%	31.27%

Ratios to Average Net Assets:
Net expenses	1.16	% [4]	1.16%	1.16%	1.07%		1.16%	1.16%
Net investment income	6.58	% [4]	5.87%	5.82%	6.64%		7.11%	8.37%
Expense waiver/reimbursement [5]	0.52	% [4]	0.36%	0.32%	0.45%		0.37%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,738		$98,758	$113,935	$95,330		$66,396	$70,690
Portfolio turnover	36%		70%	77%	74%		39%	108%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.09% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.98		$9.45	$9.02	$8.69	$8.56	$7.09
Income From Investment Operations:
Net investment income	0.24		0.47	0.48	0.51 [1]	0.61	0.66
Net realized and unrealized gain (loss) on investments, swap contracts, futures contracts and foreign currency transactions	(0.31)		0.01	0.64	0.35	0.19	1.42
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		0.48	1.12	0.86	0.80	2.08
Less Distributions:
Distributions from net investment income	(0.25)		(0.49)	(0.47)	(0.53)	(0.67)	(0.61)
Distributions from net realized gain on investments, swap contracts, futures contracts and foreign currency transactions	(0.37)		(0.46)	(0.22)	--	--	--
TOTAL DISTRIBUTIONS	(0.62)		(0.95)	(0.69)	(0.53)	(0.67)	(0.61)
Net Asset Value, End of Period	$8.29		$8.98	$9.45	$9.02	$8.69	$8.56
Total Return [2]	(0.81)%		5.31%	12.95%	10.23%	9.90%	30.28%

Ratios to Average Net Assets:
Net expenses	1.92	% [3]	1.94%	1.93%	1.91%	1.91%	1.91%
Net investment income	5.81	% [3]	5.08%	5.05%	5.80%	6.34%	7.62%
Expense waiver/reimbursement [4]	0.52	% [3]	0.35%	0.32%	0.38%	0.37%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,085		$31,624	$42,902	$57,496	$69,973	$77,473
Portfolio turnover	36%		70%	77%	74%	39%	108%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.97		$9.44	$9.01	$8.68	$8.55	$7.09
Income From Investment Operations:
Net investment income	0.25		0.47	0.48	0.51 [1]	0.61	0.67
Net realized and unrealized gain (loss) on investments, swap contracts, futures contracts and foreign currency transactions	(0.32)		0.01	0.64	0.35	0.19	1.40
TOTAL FROM INVESTMENT OPERATIONS	(0.07)		0.48	1.12	0.86	0.80	2.07
Less Distributions:
Distributions from net investment income	(0.25)		(0.49)	(0.47)	(0.53)	(0.67)	(0.61)
Distributions from net realized gain on investments, swap contracts, futures contracts and foreign currency transactions	(0.37)		(0.46)	(0.22)	--	--	--
TOTAL DISTRIBUTIONS	(0.62)		(0.95)	(0.69)	(0.53)	(0.67)	(0.61)
Net Asset Value, End of Period	$8.28		$8.97	$9.44	$9.01	$8.68	$8.55
Total Return [2]	(0.81)%		5.33%	12.97%	10.24%	9.90%	30.17%

Ratios to Average Net Assets:
Net expenses	1.92	% [3]	1.93%	1.93%	1.91%	1.91%	1.91%
Net investment income	5.84	% [3]	5.08%	5.07%	5.80%	6.34%	7.62%
Expense waiver/reimbursement [4]	0.52	% [3]	0.36%	0.32%	0.38%	0.37%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,958		$27,508	$27,979	$24,008	$19,270	$15,260
Portfolio turnover	36%		70%	77%	74%	39%	108%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2008		11/30/2007	[1]
Net Asset Value, Beginning of Period	$8.98		$9.23
Income From Investment Operations:
Net investment income	0.29		0.26
Net realized and unrealized loss on investments, swap contracts, futures contracts and foreign currency transactions	(0.32)		(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)		0.01
Less Distributions:
Distributions from net investment income	(0.29)		(0.26)
Distributions from net realized gain on investments, swap contracts, futures contracts and foreign currency transactions	(0.37)		--
TOTAL DISTRIBUTIONS	(0.66)		(0.26)
Net Asset Value, End of Period	$8.29		$8.98
Total Return [2]	(0.42)%		0.13%

Ratios to Average Net Assets:
Net expenses	1.15	% [3]	1.21	% [3]
Net investment income	6.74	% [3]	5.22	% [3]
Expense waiver/reimbursement [4]	0.52	% [3]	0.45	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,162		$540
Portfolio turnover	36%		70	% [5]

1 Reflects operations for the period from May 31, 2007 (start of performance) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and /or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 995.60	$5.79
Class B Shares	$1,000	$ 991.90	$9.56
Class C Shares	$1,000	$ 991.90	$9.56
Class F Shares	$1,000	$ 995.80	$5.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.86
Class B Shares	$1,000	$1,015.40	$9.67
Class C Shares	$1,000	$1,015.40	$9.67
Class F Shares	$1,000	$1,019.25	$5.81

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.92%
Class C Shares	1.92%
Class F Shares	1.15%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's issuer country exposure composition 1 was as follows:

Country	Exposure as a Percentage of Total Net Assets [2]
Mexico	19.0%
Brazil	20.4%
Russia	13.6%
Venezuela	12.8%
Turkey	8.2%
Colombia	6.2%
Philippines	5.2%
Peru	2.3%
Ecuador	2.1%
Uruguay	1.7%
India	1.4%
China	1.0%
El Salvador	1.0%
Argentina	0.6%
Spain	0.4%
Kazakhstan	0.3%
Derivative Contracts [3]	(0.2)%
Other Assets and Liabilities--Net [4]	4.0%
TOTAL	100.0%

1 Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investment in derivative contracts can be found in the table at the end of the Portfolio of Investments included in this report.

2 This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") has registered the security. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.5%
		Telecommunications & Cellular--0.5%
1,285,485	[1]	Jazztel PLC	$539,971
2,500	[1]	Satelites Mexicanos SA de CV, Class INS	162,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,361,575)	702,471
		CORPORATE BONDS--24.6%
		Banking--4.1%
$1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	1,809,811
2,000,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	2,006,606
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	422,500
1,500,000	[2,3]	VTB Capital SA, Bond, 6.25%, 6/30/2035	1,445,400
		TOTAL	5,684,317
		Broadcast Radio & TV--2.1%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,883,125
		Building Materials--0.8%
1,000,000	[2,3]	Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020	1,079,750
		Cable & Wireless Television--0.6%
1,235,283		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	790,581
		Container & Glass Products--1.5%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	1,306,500
1,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	850,000
		TOTAL	2,156,500
		Metals & Mining--2.8%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,176,400
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,721,387
		TOTAL	3,897,787
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Oil & Gas--7.0%
$2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	$3,458,464
2,200,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,512,950
2,970,543	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	3,074,512
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	782,500
		TOTAL	9,828,426
		Sovereign--2.3%
3,000,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	3,243,000
		State/Provincial--0.3%
1,000,000,000	[2,3]	Bogota Distrito Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028	490,695
		Steel--1.9%
500,000	[2,3]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015	603,750
1,825,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	2,139,812
		TOTAL	2,743,562
		Telecommunications & Cellular--0.4%
5,500,000		America Movil S.A.B. de C.V., Bond, 9.00%, 1/15/2016	534,826
		Utilities--0.8%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,072,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,590,596)	34,405,069
		FLOATING RATE LOANS--2.8%
900,000	[4]	Carolbrl, 6.43063%, 9/30/2010	895,500
1,500,000	[2,3,4]	National Develop Inc., Series 144A, 6.369%, 6/16/2018	1,515,870
1,500,000	[4]	National Factoring Co., 4.625%, 1/3/2009	1,486,875
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,893,333)	3,898,245
		GOVERNMENTS/AGENCIES--68.3%
		Sovereign--68.3%
5,000,000		Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2012	2,880,363
6,275,000		Brazil, Government of, 6.00%, 1/17/2017	6,443,170
15,590	[5]	Brazil Letra Tesouro Nacional, 14.27%, 1/1/2010	7,752,088
1,500,000		Colombia, Government of, 7.375%, 9/18/2037	1,663,125
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,359,000
Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	$1,477,640
2,400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	2,692,320
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,345,500
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,919,040
1,376,000		Peru, Government of, 6.55%, 3/14/2037	1,428,976
3,110,000		Philippines, Government of, 9.00%, 2/15/2013	3,634,812
1,600,000		Philippines, Government of, Bond, 9.50%, 10/21/2024	2,040,000
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,601,250
2,900,000		Republic of Ecuador, 10.00%, 8/15/2030	2,929,000
2,237,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	2,401,979
10,244,000	[2,3]	Russia, Government of, Unsub., 7.50%, 3/31/2030	11,633,599
3,760,000		Turkey, Government of, 10.00%, 2/15/2012	3,435,149
1,600,000		Turkey, Government of, 6.75%, 4/3/2018	1,576,000
3,280,000		Turkey, Government of, 6.875%, 3/17/2036	2,984,800
3,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	3,526,250
10,800,000		United Mexican States, Note, 5.625%, 1/15/2017	11,046,240
1,950,000		United Mexican States, Note, 6.05%, 1/11/2040	1,903,687
5,000,000		Venezuela, Government of, 10.75%, 9/19/2013	5,300,000
6,950,000		Venezuela, Government of, 9.375%, 1/13/2034	6,185,500
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	3,418,930
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $92,499,494)	95,578,418
		TOTAL INVESTMENTS--96.2% (IDENTIFIED COST $132,344,998) [6]	134,584,203
		OTHER ASSETS AND LIABILITIES - NET--3.8% [7]	5,358,584
		TOTAL NET ASSETS--100%	$139,942,787

At May 31, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/3/2008	22,696,746 Brazilian Real	$13,755,603	$13,954,347	$ 198,744
6/3/2008	2,401,746 Brazilian Real	$ 1,422,414	$ 1,475,136	$ 52,722
4/29/2009	9,187,143 Chinese Yuan	$ 1,428,571	$ 1,401,262	$ (27,309)
8/12/2008	1,900,000 Euro Currency	$ 2,922,067	$ 2,945,156	$ 23,089
Contracts Sold:
6/3/2008	25,098,491 Brazilian Real	$14,658,621	$15,415,328	$ (756,707)
7/2/2008	22,696,746 Brazilian Real	$13,653,820	$13,838,213	$ (184,393)
8/12/2008	1,900,000 Euro Currency	$ 2,912,225	$ 2,945,156	$ (32,931)
7/8/2008	538,848,000 Hungarian Forint	$ 3,263,767	$ 3,463,751	$ (199,984)
7/24/2008	3,961,650 New Turkish Lira	$ 2,960,211	$ 3,180,791	$ (220,580)
7/24/2008	3,768,940 New Turkish Lira	$ 2,822,330	$ 3,026,065	$ (203,735)
7/24/2008	19,940,582 South African Rand	$ 2,545,455	$ 2,581,412	$ (35,957)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,387,041)

At May 31, 2008, the Fund had the following outstanding swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Citibank N.A.	Government of Brazil	Buy	1.52%	2/20/2013	$3,000,000	$ (96,881)
Goldman Sachs Special Financing, Inc.	Government of Turkey	Buy	2.38%	2/20/2013	$2,680,000	$ (26,903)
Lehman Brothers Capital Markets, L.P.	Government of Turkey	Buy	2.35%	2/20/2013	$2,680,000	$ (23,274)
J.P. Morgan Chase Bank	Government of Turkey	Buy	2.98%	4/20/2013	$2,680,000	$ (80,381)
TOTAL VALUE OF SWAP CONTRACTS						$(227,439)

At May 31, 2008, the Fund had the following open futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]	Germany, Federal Republic Bonds 10-Year Long Futures	20	$2,238,400	June 2008	$ (57,942)
[1]	U.S. Treasury Notes 10-Year Long Futures	69	$7,756,031	September 2008	$ (63,856)
	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(121,798)

Net Unrealized Depreciation on Foreign Exchange Contracts, Futures Contracts and Value of Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income-producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $34,048,719, which represented 24.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $34,048,719, which represented 24.3% of total net assets.

4 The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5 Zero coupon bond, reflects effective rate at time of purchase.

6 The cost of investments for federal tax purposes amounts to $132,487,133.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$539,971	$(1,508,839)
Level 2 - Other Significant Observable Inputs	134,044,232	(227,439)
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$134,584,203	$(1,736,278)

* Other financial instruments include foreign exchange contracts, futures and swap contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $132,344,998)		$134,584,203
Cash denominated in foreign currencies (identified cost $532)		561
Restricted cash		164,764
Income receivable		2,383,767
Receivable for investments sold		14,250,180
Receivable for shares sold		195,280
Receivable for foreign exchange contracts		274,555
Receivable for daily variation margin		27,288
TOTAL ASSETS		151,880,598
Liabilities:
Payable for investments purchased	$9,251,866
Payable for shares redeemed	386,514
Payable for foreign exchange contracts	1,661,596
Bank overdraft	278,174
Swaps, at value	227,439
Payable for distribution services fee (Note 5)	32,889
Payable for shareholder services fee (Note 5)	28,323
Accrued expenses	71,010
TOTAL LIABILITIES		11,937,811
Net assets for 16,883,052 shares outstanding		$139,942,787
Net Assets Consist of:
Paid-in capital		$139,924,593
Net unrealized appreciation of investments, swap contracts, futures contracts and translation of assets and liabilities in foreign currency		664,516
Accumulated net realized loss on investments, swap contracts, futures contracts and foreign currency transactions		(510,308)
Distributions in excess of net investment income		(136,014)
TOTAL NET ASSETS		$139,942,787

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($87,737,750 ÷ 10,582,248 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.29
Offering price per share (100/95.50 of $8.29) [1]	$8.68
Redemption Proceeds Per Share	$8.29
Class B Shares:
Net asset value per share ($26,085,498 ÷ 3,146,618 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.29
Offering price per share	$8.29
Redemption proceeds per share (94.50/100 of $8.29) [1]	$7.83
Class C Shares:
Net asset value per share ($24,958,004 ÷ 3,014,108 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.28
Offering price per share	$8.28
Redemption proceeds per share (99.00/100 of $8.28) [1]	$8.20
Class F Shares:
Net asset value per share ($1,161,535 ÷ 140,078 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.29
Offering price per share (100/99.00 of $8.29) [1]	$8.37
Redemption proceeds per share (99.00/100 of $8.29) [1]	$8.21

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)		$143,437
Interest (net of foreign taxes withheld of $7,443)		5,657,137
TOTAL INCOME		5,800,574
Expenses:
Investment adviser fee (Note 5)	$636,323
Administrative personnel and services fee (Note 5)	135,000
Custodian fees	48,703
Transfer and dividend disbursing agent fees and expenses	108,353
Directors'/Trustees' fees	2,313
Auditing fees	13,752
Legal fees	10,541
Portfolio accounting fees	45,097
Distribution services fee--Class B Shares (Note 5)	107,367
Distribution services fee--Class C Shares (Note 5)	95,941
Shareholder services fee--Class A Shares (Note 5)	114,632
Shareholder services fee--Class B Shares (Note 5)	35,789
Shareholder services fee--Class C Shares (Note 5)	31,350
Shareholder services fee--Class F Shares (Note 5)	1,155
Account administration fee--Class A Shares	346
Share registration costs	36,355
Printing and postage	28,680
Insurance premiums	2,909
Taxes	5,876
Miscellaneous	2,431
TOTAL EXPENSES	1,462,913

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(360,451)
Waiver of administrative personnel and services fee	(26,751)
TOTAL WAIVERS AND REIMBURSEMENT		$(387,202)
Net expenses			$1,075,711
Net investment income			4,724,863
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(544,760)
Net realized gain on swap contracts			186,388
Net realized gain on futures contracts			262,988
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(5,183,005)
Net change in unrealized depreciation on futures contracts			(121,798)
Net change in unrealized depreciation on swap contracts			(147,514)
Net realized and unrealized loss on investments, swap contracts, futures contracts and foreign currency transactions			(5,547,701)
Change in net assets resulting from operations			$(822,838)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,724,863	$9,600,001
Net realized gain (loss) on investments, swap contracts, futures contracts and foreign currency transactions	(95,384)	8,013,791
Net change in unrealized appreciation/depreciation of investments, swap contracts, futures contracts, and translation of assets and liabilities in foreign currency	(5,452,317)	(8,053,421)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(822,838)	9,560,371
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,195,713)	(6,646,246)
Class B Shares	(857,933)	(1,996,135)
Class C Shares	(764,607)	(1,531,998)
Class F Shares	(34,800)	(3,781)
Distributions from net realized gain on investments, swap contracts, futures contracts and foreign currency transactions
Class A Shares	(4,113,780)	(5,653,921)
Class B Shares	(1,262,698)	(2,010,182)
Class C Shares	(1,102,033)	(1,363,117)
Class F Shares	(40,192)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,371,756)	(19,205,380)
Share Transactions:
Proceeds from sale of shares	13,456,701	46,431,061
Net asset value of shares issued to shareholders in payment of distributions declared	8,036,158	13,132,427
Cost of shares redeemed	(27,785,529)	(76,303,756)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,292,670)	(16,740,268)
Change in net assets	(18,487,264)	(26,385,277)
Net Assets:
Beginning of period	158,430,051	184,815,328
End of period (including distributions in excess of net investment income of $(136,014) and $(7,824), respectively)	$139,942,787	$158,430,051

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.

Effective May 31, 2007, the Fund began offering Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency swaps and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had net realized gains on swap contracts of $186,388.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $262,988.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,171,287	$10,117,131	3,929,706	$35,937,638
Shares issued to shareholders in payment of distributions declared	654,515	5,549,749	1,018,109	9,241,230
Shares redeemed	(2,240,661)	(18,974,761)	(6,004,140)	(54,195,626)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(414,859)	$(3,307,881)	(1,056,325)	$(9,016,758)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	102,654	$869,306	403,424	$3,688,262
Shares issued to shareholders in payment of distributions declared	159,936	1,356,845	263,043	2,388,765
Shares redeemed	(638,043)	(5,430,536)	(1,684,130)	(15,317,413)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(375,453)	$(3,204,385)	(1,017,663)	$(9,240,386)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	212,199	$1,798,581	687,800	$6,249,602
Shares issued to shareholders in payment of distributions declared	124,791	1,057,721	165,278	1,498,654
Shares redeemed	(389,716)	(3,339,356)	(749,434)	(6,770,119)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(52,726)	$(483,054)	103,644	$978,137

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	76,326	$671,683	62,014	$555,559
Shares issued to shareholders in payment of distributions declared	8,478	71,843	423	3,778
Shares redeemed	(4,851)	(40,876)	(2,312)	(20,598)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	79,953	$702,650	60,125	$538,739
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(763,085)	$(6,292,670)	(1,910,219)	$(16,740,268)

1 Reflects operations from May 31, 2007 (start of performance) to November 30, 2007.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $132,487,133. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, swap contracts and futures contracts was $2,097,070. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,014,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,917,467.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $357,403 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.145% of average daily net assets of the Fund. FAS waived $26,751 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $14,193 of fees paid by the Fund.

On November 15, 2007, the Fund's Directors approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $7,659 in sales charges from the sale of Class A Shares. FSC also retained $6,738 of contingent deferred sales charges relating to redemptions of Class A Shares and $453 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC received $1,695 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.16%, 1.95%, 1.95% and 1.18%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $3,048. Transactions with the affiliated company during the six months ended May 31, 2008 was as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	10,324,377	44,708,801	55,033,178	--	--	$143,437

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$49,487,833
Sales	$60,280,139

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INTERNATIONAL HIGH INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
Cusip 31428U649

G01949-02 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small-Mid Company Fund

Established 1996

(formerly, Federated International Small Company Fund)

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$53.10
Income From Investment Operations:
Net investment income (loss)	0.07	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.92)
TOTAL FROM INVESTMENT OPERATIONS	(0.85)
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments and foreign currency transactions	(6.22)
TOTAL DISTRIBUTIONS	(6.22)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$46.03
Total Return [3]	(1.50)%

Ratios to Average Net Assets:
Net expenses	1.82	% [6]
Net investment income (loss)	(0.32	)% [6]
Expense waiver/reimbursement [8]	0.05	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$452,055
Portfolio turnover	23%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return. (See Notes to Financial Statements, Note 10.)

5 During the years ended November 30, 2007 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02% and less than 0.01%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88%, 1.98% and 1.99% after taking into account these expense reductions for the years ended November 30, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2007		2006		2005		2004		2003
$41.91		$32.72		$26.28		$21.50		$15.27

(0.11	) [1]	(0.14	) [1]	0.08	[1]	(0.10	) [1]	(0.02	) [1]
11.30		9.50		6.36		4.88		6.25
11.19		9.36		6.44		4.78		6.23

--		(0.17)		--		--		--
--		--		--		--		--
--		(0.17)		--		--		--
0.00	[2]	0.00	[2]	--		0.00	[2]	--
$53.10		$41.91		$32.72		$26.28		$21.50
26.70	% [4,5]	28.71%		24.51%		22.23	% [5]	40.80%

1.81%		1.84%		1.88	% [7]	1.98	% [7]	1.99	% [7]
(0.22)%		(0.36)%		0.28%		(0.43)%		(0.10)%
0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$520,998		$341,692		$245,837		$202,836		$215,691
56%		70%		79%		63%		76%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$48.75
Income From Investment Operations:
Net investment loss	(0.13	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.96)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(6.22)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$41.57
Total Return [3]	(1.90)%

Ratios to Average Net Assets:
Net expenses	2.59	% [6]
Net investment loss	(0.65	)% [6]
Expense waiver/reimbursement [8]	0.03	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,675
Portfolio turnover	23%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return. (See Notes to Financial Statements, Note 10.)

5 During the years ended November 30, 2007 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02% and 0.05%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73% and 2.74% after taking into account these expense reductions for the years ended November 30, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2007		2006		2005		2004		2003
$38.76		$30.34		$24.56		$20.24		$14.48

(0.40	) [1]	(0.38	) [1]	(0.14	) [1]	(0.27	) [1]	(0.14	) [1]
10.39		8.80		5.92		4.59		5.90
9.99		8.42		5.78		4.32		5.76

--		--		--		--		--
0.00	[2]	0.00	[2]	--		0.00	[2]	--
$48.75		$38.76		$30.34		$24.56		$20.24
25.77	% [4,5]	27.75%		23.53%		21.34	% [5]	39.78%

2.56%		2.59%		2.63	% [7]	2.73	% [7]	2.74	% [7]
(0.89)%		(1.09)%		(0.52)%		(1.20)%		(0.85)%
0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$105,868		$128,181		$141,634		$169,262		$172,274
56%		70%		79%		63%		76%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$48.70
Income From Investment Operations:
Net investment loss	(0.08	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.87)
TOTAL FROM INVESTMENT OPERATIONS	(0.95)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(6.22)
Redemption Fees	0.00	[2]
Net Asset Value, End of Period	$41.53
Total Return [3]	(1.88)%

Ratios to Average Net Assets:
Net expenses	2.59	% [6]
Net investment loss	(0.42	)% [6]
Expense waiver/reimbursement [8]	0.03	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,011
Portfolio turnover	23%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return. (See Notes to Financial Statements, Note 10.)

5 During the years ended November 30, 2007, 2005 and 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.02%, 0.04% and 0.05%, respectively, on the total returns.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73% and 2.74% after taking into account these expense reductions for the years ended November 30, 2005, 2004 and 2003, respectively.

8 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2007		2006		2005		2004		2003
$38.72		$30.31		$24.53		$20.21		$14.47

(0.42	) [1]	(0.39	) [1]	(0.13	) [1]	(0.27	) [1]	(0.14	) [1]
10.40		8.80		5.91		4.59		5.88
9.98		8.41		5.78		4.32		5.74

--		--		--		--		--
0.00	[2]	0.00	[2]	--		0.00	[2]	--
$48.70		$38.72		$30.31		$24.53		$20.21
25.77	% [4,5]	27.75%		23.56	% [5]	21.38	% [5]	39.67%

2.55%		2.59%		2.63	% [7]	2.73	% [7]	2.74	% [7]
(0.92)%		(1.10)%		(0.49)%		(1.20)%		(0.85)%
0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$85,229		$70,353		$56,292		$51,771		$52,189
56%		70%		79%		63%		76%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$985.00	$ 9.03
Class B Shares	$1,000	$981.00	$12.83
Class C Shares	$1,000	$981.20	$12.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.90	$ 9.17
Class B Shares	$1,000	$1,012.05	$13.03
Class C Shares	$1,000	$1,012.05	$13.03

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.82%
Class B Shares	2.59%
Class C Shares	2.59%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Spain	11.2%
Germany	10.1%
Canada	8.4%
United Kingdom	6.5%
Netherlands	5.4%
France	5.4%
Japan	5.1%
Switzerland	5.0%
Italy	3.8%
Bermuda	3.4%
Singapore	3.3%
Belgium	2.8%
Malaysia	2.6%
Austria	2.4%
Indonesia	2.3%
China	2.2%
Hong Kong	2.0%
Cayman Islands	1.8%
Norway	1.8%
Finland	1.7%
Australia	1.7%
Korea	1.6%
Egypt	1.3%
Marshall Islands	1.3%
Thailand	1.3%
Ireland	0.9%
Sweden	0.9%
Israel	0.8%
Cyprus	0.6%
Greece	0.6%
United Arab Emerates	0.3%
Cash Equivalents [2]	1.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	28.7%
Materials	18.1%
Energy	12.8%
Consumer Discretionary	10.0%
Health Care	8.6%
Information Technology	8.5%
Financials	6.8%
Consumer Staples	4.3%
Utilities	0.7%
Cash Equivalents [2]	1.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.5%
		Automobiles & Components--0.8%
100,049		Nokian Renkaat Oyj	$5,139,602
		Banks--1.3%
289,361		Bank of Cyprus Public Co. Ltd.	4,033,552
291,247		Commercial International Bank Egypt	4,643,068
		TOTAL	8,676,620
		Capital Goods--24.8%
278,349		Abengoa SA	9,817,047
126,400		Andritz AG	8,552,167
149,190		Arcadis NV	3,579,017
48,773		Bauer AG	5,118,768
21,800		Bekaert NV	3,500,402
180,004		Boskalis Westminster	10,918,804
97,209		Carbone Lorraine	5,981,259
1,692,000		Cosco Corp (Singapore) Ltd.	4,250,039
643,531		Fenner PLC	3,253,852
257,013		Gamesa Corporacion Tecnologica SA	13,302,938
3,587,500		Gamuda BHD	2,712,770
315,182		Haulotte Group	6,472,544
372,000		JGC Corp.	8,204,326
128,350		Konecranes Oyj	5,880,589
31,137		Nexans SA	4,247,824
99,230		Obrascon Huarte Lain, SA	4,052,397
243,681	[1]	Prysmian SpA	6,444,812
85,326	[1]	Q-Cells AG	10,374,091
173,131	[1]	SGL Carbon AG	12,874,857
105,200		SNC-Lavalin Group, Inc.	6,029,730
1,757,200		Sembcorp Marine Ltd.	5,949,610
134,304		Solarworld AG	6,932,741
38,930		Sulzer AG	5,232,999
74,645		Tecnicas Reunidas SA	6,241,930
		TOTAL	159,925,513
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--2.0%
214,300	[1,2,3]	Depa Ltd., GDR	$1,692,970
5,637,049		Rentokil Initial PLC	11,138,515
		TOTAL	12,831,485
		Consumer Durables & Apparel--3.9%
378,340		Geox SpA	4,876,570
291,443	[1]	Gildan Activewear, Inc.	8,571,339
260,000		Nikon Corp.	8,286,853
53,442		Tod's SpA	3,331,515
		TOTAL	25,066,277
		Consumer Services--3.2%
209,895		Intralot SA	3,977,306
16,303		MegaStudy Co. Ltd.	5,666,205
12,684	[1]	Orascom Development Holding AG	1,959,342
6,598,000		Raffles Education Corp. Ltd.	6,445,110
190,945		Sol Melia SA	2,495,326
		TOTAL	20,543,289
		Diversified Financials--3.1%
373,124		Babcock & Brown Ltd.	4,443,634
2,974,000		China Everbright Ltd.	7,126,411
33,240		Partners Group	4,653,122
76,400		TSX Group, Inc.	3,459,376
		TOTAL	19,682,543
		Energy--14.2%
555,500		Banpu Public Co. Ltd., GDR	8,205,570
9,521,000	[1]	Bumi Resources Tbk	8,228,024
551,964	[1]	Dragon Oil PLC	5,663,737
233,774		ERG SpA	5,346,299
106,600		Fred Olsen Energy ASA	6,746,571
101,600		Fugro NV	8,948,012
4,408,000	[1]	Hidili Industry International Development Ltd.	8,585,656
4,350,000		PT Tambang Batubara Bukit Asam Tbk	6,818,035
178,477		SBM Offshore NV	7,086,024
2,306,000	[1]	Swiber Holdings Ltd.	4,877,735
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--continued
287,900	[1]	TGS Nopec Geophysical Co. ASA	$4,563,663
85,700	[1]	Vostok Gas Ltd., GDR	8,097,975
941,900		Wood Group (John) PLC	8,321,512
		TOTAL	91,488,813
		Food, Beverage & Tobacco--4.3%
482,400		Davide Campari - Milano SpA	4,563,001
44,242		Hite Brewery Co.	4,982,352
1,247,000		Kuala Lumpur Kepong Bhd	6,812,315
2,105		Lindt & Spruengli AG	6,664,908
335,800	[1]	Viterra, Inc.	4,596,296
		TOTAL	27,618,872
		Health Care Equipment & Services--2.5%
184,330		China Medical Technologies, Inc., ADR	7,268,132
204,888		Getinge AB, Class B	5,565,660
419,142		Southern Cross Healthcare Ltd.	3,412,445
		TOTAL	16,246,237
		Insurance--0.4%
66,200		Industrial Alliance Life Insurance Co.	2,391,888
		Materials--16.7%
248,200		Agrium, Inc.	21,672,536
480,000		Aquarius Platinum Ltd.	7,863,381
62,144		Boehler-Uddeholm AG	6,912,656
229,232		El Ezz Steel Rebars	3,604,269
198,200	[1]	HudBay Minerals, Inc.	3,490,841
38,327		Incitec Pivot Ltd.	6,374,133
53,740		K&S AG	25,193,826
475,635	[1]	Lundin Mining Corp.	3,910,968
466,000		Tokai Carbon Co.	5,432,688
800,000		Tubacex Esp Tubos	9,098,023
265,000		Umicore	14,495,540
		TOTAL	108,048,861
		Media--0.9%
56,597	[1]	Central European Media Enterprises Ltd., Class A	6,020,789
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals, Biotechnology & Life Sciences--6.0%
177,250	[1]	Actelion Ltd.	$9,685,188
314,072	[1]	Grifols SA	9,019,876
70,873		Ipsen SA	4,759,952
297,007	[1]	Laboratorios Almirall SA	6,487,442
230,056	[1]	Qiagen NV	4,566,925
67,525		Stada Arzneimittel AG	4,427,941
		TOTAL	38,947,324
		Real Estate--2.0%
1,916,000		Great Eagle Holdings	6,015,197
4,430,500	[1]	KWG Property Holding Ltd.	4,223,903
6,390,000		Mah Sing Group Bhd	2,958,333
		TOTAL	13,197,433
		Retailing--1.2%
1,394,595		Game Group PLC	7,811,120
		Software & Services--7.0%
448,336	[1]	Autonomy Corp. PLC	7,873,085
195,800		Capcom Co. Ltd.	6,500,664
375,600	[1]	Giant Interactive Group, Inc., ADR	5,517,564
440,811		Indra Sistemas SA	12,035,641
145,400		Square Enix Co. Ltd.	4,454,961
87,569	[1]	UbiSoft Entertainment SA	8,487,467
		TOTAL	44,869,382
		Technology Hardware & Equipment--1.5%
153,700	[1]	NICE-Systems Ltd., ADR	5,379,500
39,629		Neopost SA	4,590,667
		TOTAL	9,970,167
		Transportation--2.0%
118,500		Diana Shipping, Inc.	4,146,315
43,559		Dryships, Inc.	4,085,834
35,469		Panalpina Welttransport Holding AG	4,355,991
		TOTAL	12,588,140
		Utilities--0.7%
1,864,300		YTL Corp., Bhd	4,315,509
		TOTAL COMMON STOCKS (IDENTIFIED COST $427,480,717)	635,379,864
Shares			Value in U.S. Dollars
		MUTUAL FUND--1.2%
7,920,291	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	$7,920,291
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $435,401,008) [6]	643,300,155
		OTHER ASSETS AND LIABILITIES - NET--0.3% [7]	1,896,816
		TOTAL NET ASSETS--100%	$645,196,971

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, this restricted security amounted to $1,692,970, which represented 0.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, this liquid restricted security amounted to $1,692,970, which represented 0.3% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$643,300,155
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
TOTAL	$643,300,155

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $7,920,291 of investments in an affiliated issuer (Note 5) (identified cost $435,401,008)		$643,300,155
Cash		16,906
Cash denominated in foreign currency (identified cost $879,349)		878,806
Income receivable		1,723,463
Receivable for investments sold		2,051,742
Receivable for shares sold		841,304
Other assets		279,553
TOTAL ASSETS		649,091,929
Liabilities:
Payable for investments purchased	$2,061,982
Payable for shares redeemed	1,364,413
Payable for transfer and dividend disbursing agent fees and expenses	153,244
Payable for distribution services fee (Note 5)	151,782
Payable for shareholder services fee (Note 5)	30,354
Accrued expenses	133,183
TOTAL LIABILITIES		3,894,958
Net assets for 14,353,770 shares outstanding		$645,196,971
Net Assets Consist of:
Paid-in capital		$431,404,579
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		207,887,908
Accumulated net realized gain on investments and foreign currency transactions		7,111,499
Distributions in excess of net investment income		(1,207,015)
TOTAL NET ASSETS		$645,196,971

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($452,054,531 ÷ 9,821,233 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$46.03
Offering price per share (100/94.50 of $46.03) [1]	$48.71
Redemption proceeds per share (98.00/100 of $46.03) [1]	$45.11
Class B Shares:
Net asset value per share ($64,675,192 ÷ 1,555,961 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$41.57
Offering price per share	$41.57
Redemption proceeds per share (92.50/100 of $41.57) [1]	$38.45
Class C Shares:
Net asset value per share ($79,010,877 ÷ 1,902,609 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$41.53
Offering price per share	$41.53
Redemption proceeds per share (97.00/100 of $41.53) [1]	$40.28
Institutional Shares:
Net asset value per share ($49,456,371 ÷ 1,073,967 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$46.05
Offering price per share	$46.05
Redemption proceeds per share (98.00/100 of $46.05) [1]	$45.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $218,381 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $857,863)			$6,738,121
Expenses:
Investment adviser fee (Note 5)		$3,898,228
Administrative personnel and services fee (Note 5)		244,100
Custodian fees		215,301
Transfer and dividend disbursing agent fees and expenses		510,665
Directors'/Trustees' fees		4,712
Auditing fees		13,999
Legal fees		7,929
Portfolio accounting fees		37,104
Distribution services fee--Class A Shares (Note 5)		577,969
Distribution services fee--Class B Shares (Note 5)		292,648
Distribution services fee--Class C Shares (Note 5)		284,176
Shareholder services fee--Class B Shares (Note 5)		97,549
Shareholder services fee--Class C Shares (Note 5)		92,888
Account administration fee--Class C Shares		367
Share registration costs		40,369
Printing and postage		43,230
Insurance premiums		3,722
Taxes		28,734
Miscellaneous		3,324
TOTAL EXPENSES		6,397,014
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(85,463)
Waiver of administrative personnel and services fee	(6,567)
Waiver of distribution services fee--Class A Shares	(37,122)
TOTAL WAIVERS AND REIMBURSEMENT		(129,152)
Net expenses			6,267,862
Net investment income			470,259
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $109,215)			7,163,652
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(23,806,163)
Net realized and unrealized loss on investments and foreign currency transactions			(16,642,511)
Change in net assets resulting from operations			$(16,172,252)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$470,259	$(2,833,537)
Net realized gain on investments and foreign currency transactions	7,163,652	102,417,877
Net increase due to reimbursement from Adviser (Note 5)	--	60,726
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(23,806,163)	40,631,848
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,172,252)	140,276,914
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(61,572,176)	--
Class B Shares	(12,923,413)	--
Class C Shares	(10,988,062)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(85,483,651)	--
Share Transactions:
Proceeds from sale of shares	141,893,830	235,542,286
Net asset value of shares issued to shareholders in payment of distributions declared	70,233,622	--
Cost of shares redeemed	(177,386,774)	(204,123,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,740,678	31,418,516
Redemption Fees	16,842	47,900
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	--	126,912
Change in net assets	(66,898,383)	171,870,242
Net Assets:
Beginning of period	712,095,354	540,225,112
End of period (including distributions in excess of net investment income of $(1,207,015) and $(1,677,274), respectively)	$645,196,971	$712,095,354

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (formerly, Federated International Small Company Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

Effective March 31, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,834,716	$80,850,332	4,095,071	$206,589,813
Shares issued to shareholders in payment of distributions declared	1,116,777	50,936,193	--	--
Shares redeemed	(2,941,923)	(127,255,774)	(2,436,208)	(120,424,901)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,570	$4,530,751	1,658,863	$86,164,912

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	74,468	$2,994,622	296,709	$13,517,624
Shares issued to shareholders in payment of distributions declared	273,758	11,314,412	--	--
Shares redeemed	(964,098)	(38,203,218)	(1,431,547)	(65,547,638)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(615,872)	$(23,894,184)	(1,134,838)	$(52,030,014)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	212,551	$8,603,710	332,883	$15,434,849
Shares issued to shareholders in payment of distributions declared	193,340	7,983,017	--	--
Shares redeemed	(253,540)	(9,799,338)	(399,511)	(18,151,231)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	152,351	$6,787,389	(66,628)	$(2,716,382)

	Period Ended 5/31/2008 [1]		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,120,537	$49,445,166	--	--
Shares redeemed	(46,570)	(2,128,444)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,073,967	$47,316,722		--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	620,016	$34,740,678	457,397	$31,418,516

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to May 31, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $12,407, $2,046, $2,047 and $342, respectively. For the year ended November 30, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $33,187, $8,734 and $5,979, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $435,401,008. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $207,899,147. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $225,230,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,331,065.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $80,285 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.079% of average daily net assets of the Fund. FAS waived $6,567 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $37,122 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $83,340 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2008, FSC retained $24,304 in sales charges from the sale of Class A Shares. FSC also retained $2,306 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a shareholder services fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Other

The Fund's Adviser made a contribution to the Fund of $60,726 for losses on investments inadvertently sold by the Fund.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $5,178. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	8,822,886	156,811,429	157,714,024	7,920,291	$7,920,291	$218,381

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2008, were as follows:

Purchases	$144,348,795
Sales	$196,349,882

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
Spain	11.2%
Germany	10.1%
Canada	8.4%
United Kingdom	6.5%
Netherlands	5.4%
France	5.4%
Japan	5.1%
Switzerland	5.0%
Italy	3.8%
Bermuda	3.4%
Singapore	3.3%
Belgium	2.8%
Malaysia	2.6%
Austria	2.4%
Country	Percentage of Net Assets
Indonesia	2.3%
China	2.2%
Hong Kong	2.0%
Cayman Islands	1.8%
Norway	1.8%
Finland	1.7%
Australia	1.7%
Korea	1.6%
Egypt	1.3%
Marshall Islands	1.3%
Thailand	1.3%
Ireland	0.9%
Sweden	0.9%
Israel	0.8%
Cyprus	0.6%
Greece	0.6%
United Arab Emerates	0.3%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

During the year ended November 30, 2007, the Fund received $126,912 from an unaffiliated third party in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small-Mid Company Fund

(formerly, Federated International Small Company Fund)

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2008 [1]
Net Asset Value, Beginning of Period	$41.46
Income From Investment Operations:
Net investment income	0.30	[2]
Net realized and unrealized gain on investments and foreign currency transactions	4.29
TOTAL FROM INVESTMENT OPERATIONS	4.59
Redemption Fees	0.00	[3]
Net Asset Value, End of Period	$46.05
Total Return [4]	11.07%

Ratios to Average Net Assets:
Net expenses	1.55	% [5]
Net investment income	4.12	% [5]
Expense waiver/reimbursement [6]	0.06	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,456
Portfolio turnover	23	% [7]

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to May 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended May 31, 2008.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 1 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,110.70	$2.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.25	$7.82

1 "Actual" expense information is for the period from March 31, 2008 (date of initial investment) to May 31, 2008. Actual expenses are equal to the Fund's annualized net expense ratio of 1.55%, multiplied by 62/366 (to reflect the period from initial investment to May 31, 2008). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Spain	11.2%
Germany	10.1%
Canada	8.4%
United Kingdom	6.5%
Netherlands	5.4%
France	5.4%
Japan	5.1%
Switzerland	5.0%
Italy	3.8%
Bermuda	3.4%
Singapore	3.3%
Belgium	2.8%
Malaysia	2.6%
Austria	2.4%
Indonesia	2.3%
China	2.2%
Hong Kong	2.0%
Cayman Islands	1.8%
Norway	1.8%
Finland	1.7%
Australia	1.7%
Korea	1.6%
Egypt	1.3%
Marshall Islands	1.3%
Thailand	1.3%
Ireland	0.9%
Sweden	0.9%
Israel	0.8%
Cyprus	0.6%
Greece	0.6%
United Arab Emerates	0.3%
Cash Equivalents [2]	1.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	28.7%
Materials	18.1%
Energy	12.8%
Consumer Discretionary	10.0%
Health Care	8.6%
Information Technology	8.5%
Financials	6.8%
Consumer Staples	4.3%
Utilities	0.7%
Cash Equivalents [2]	1.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.5%
		Automobiles & Components--0.8%
100,049		Nokian Renkaat Oyj	$5,139,602
		Banks--1.3%
289,361		Bank of Cyprus Public Co. Ltd.	4,033,552
291,247		Commercial International Bank Egypt	4,643,068
		TOTAL	8,676,620
		Capital Goods--24.8%
278,349		Abengoa SA	9,817,047
126,400		Andritz AG	8,552,167
149,190		Arcadis NV	3,579,017
48,773		Bauer AG	5,118,768
21,800		Bekaert NV	3,500,402
180,004		Boskalis Westminster	10,918,804
97,209		Carbone Lorraine	5,981,259
1,692,000		Cosco Corp (Singapore) Ltd.	4,250,039
643,531		Fenner PLC	3,253,852
257,013		Gamesa Corporacion Tecnologica SA	13,302,938
3,587,500		Gamuda BHD	2,712,770
315,182		Haulotte Group	6,472,544
372,000		JGC Corp.	8,204,326
128,350		Konecranes Oyj	5,880,589
31,137		Nexans SA	4,247,824
99,230		Obrascon Huarte Lain, SA	4,052,397
243,681	[1]	Prysmian SpA	6,444,812
85,326	[1]	Q-Cells AG	10,374,091
173,131	[1]	SGL Carbon AG	12,874,857
105,200		SNC-Lavalin Group, Inc.	6,029,730
1,757,200		Sembcorp Marine Ltd.	5,949,610
134,304		Solarworld AG	6,932,741
38,930		Sulzer AG	5,232,999
74,645		Tecnicas Reunidas SA	6,241,930
		TOTAL	159,925,513
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--2.0%
214,300	[1,2,3]	Depa Ltd., GDR	$1,692,970
5,637,049		Rentokil Initial PLC	11,138,515
		TOTAL	12,831,485
		Consumer Durables & Apparel--3.9%
378,340		Geox SpA	4,876,570
291,443	[1]	Gildan Activewear, Inc.	8,571,339
260,000		Nikon Corp.	8,286,853
53,442		Tod's SpA	3,331,515
		TOTAL	25,066,277
		Consumer Services--3.2%
209,895		Intralot SA	3,977,306
16,303		MegaStudy Co. Ltd.	5,666,205
12,684	[1]	Orascom Development Holding AG	1,959,342
6,598,000		Raffles Education Corp. Ltd.	6,445,110
190,945		Sol Melia SA	2,495,326
		TOTAL	20,543,289
		Diversified Financials--3.1%
373,124		Babcock & Brown Ltd.	4,443,634
2,974,000		China Everbright Ltd.	7,126,411
33,240		Partners Group	4,653,122
76,400		TSX Group, Inc.	3,459,376
		TOTAL	19,682,543
		Energy--14.2%
555,500		Banpu Public Co. Ltd., GDR	8,205,570
9,521,000	[1]	Bumi Resources Tbk	8,228,024
551,964	[1]	Dragon Oil PLC	5,663,737
233,774		ERG SpA	5,346,299
106,600		Fred Olsen Energy ASA	6,746,571
101,600		Fugro NV	8,948,012
4,408,000	[1]	Hidili Industry International Development Ltd.	8,585,656
4,350,000		PT Tambang Batubara Bukit Asam Tbk	6,818,035
178,477		SBM Offshore NV	7,086,024
2,306,000	[1]	Swiber Holdings Ltd.	4,877,735
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--continued
287,900	[1]	TGS Nopec Geophysical Co. ASA	$4,563,663
85,700	[1]	Vostok Gas Ltd., GDR	8,097,975
941,900		Wood Group (John) PLC	8,321,512
		TOTAL	91,488,813
		Food, Beverage & Tobacco--4.3%
482,400		Davide Campari - Milano SpA	4,563,001
44,242		Hite Brewery Co.	4,982,352
1,247,000		Kuala Lumpur Kepong Bhd	6,812,315
2,105		Lindt & Spruengli AG	6,664,908
335,800	[1]	Viterra, Inc.	4,596,296
		TOTAL	27,618,872
		Health Care Equipment & Services--2.5%
184,330		China Medical Technologies, Inc., ADR	7,268,132
204,888		Getinge AB, Class B	5,565,660
419,142		Southern Cross Healthcare Ltd.	3,412,445
		TOTAL	16,246,237
		Insurance--0.4%
66,200		Industrial Alliance Life Insurance Co.	2,391,888
		Materials--16.7%
248,200		Agrium, Inc.	21,672,536
480,000		Aquarius Platinum Ltd.	7,863,381
62,144		Boehler-Uddeholm AG	6,912,656
229,232		El Ezz Steel Rebars	3,604,269
198,200	[1]	HudBay Minerals, Inc.	3,490,841
38,327		Incitec Pivot Ltd.	6,374,133
53,740		K&S AG	25,193,826
475,635	[1]	Lundin Mining Corp.	3,910,968
466,000		Tokai Carbon Co.	5,432,688
800,000		Tubacex Esp Tubos	9,098,023
265,000		Umicore	14,495,540
		TOTAL	108,048,861
		Media--0.9%
56,597	[1]	Central European Media Enterprises Ltd., Class A	6,020,789
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals, Biotechnology & Life Sciences--6.0%
177,250	[1]	Actelion Ltd.	$9,685,188
314,072	[1]	Grifols SA	9,019,876
70,873		Ipsen SA	4,759,952
297,007	[1]	Laboratorios Almirall SA	6,487,442
230,056	[1]	Qiagen NV	4,566,925
67,525		Stada Arzneimittel AG	4,427,941
		TOTAL	38,947,324
		Real Estate--2.0%
1,916,000		Great Eagle Holdings	6,015,197
4,430,500	[1]	KWG Property Holding Ltd.	4,223,903
6,390,000		Mah Sing Group Bhd	2,958,333
		TOTAL	13,197,433
		Retailing--1.2%
1,394,595		Game Group PLC	7,811,120
		Software & Services--7.0%
448,336	[1]	Autonomy Corp. PLC	7,873,085
195,800		Capcom Co. Ltd.	6,500,664
375,600	[1]	Giant Interactive Group, Inc., ADR	5,517,564
440,811		Indra Sistemas SA	12,035,641
145,400		Square Enix Co. Ltd.	4,454,961
87,569	[1]	UbiSoft Entertainment SA	8,487,467
		TOTAL	44,869,382
		Technology Hardware & Equipment--1.5%
153,700	[1]	NICE-Systems Ltd., ADR	5,379,500
39,629		Neopost SA	4,590,667
		TOTAL	9,970,167
		Transportation--2.0%
118,500		Diana Shipping, Inc.	4,146,315
43,559		Dryships, Inc.	4,085,834
35,469		Panalpina Welttransport Holding AG	4,355,991
		TOTAL	12,588,140
		Utilities--0.7%
1,864,300		YTL Corp., Bhd	4,315,509
		TOTAL COMMON STOCKS (IDENTIFIED COST $427,480,717)	635,379,864
Shares			Value in U.S. Dollars
		MUTUAL FUND--1.2%
7,920,291	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	$7,920,291
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $435,401,008) [6]	643,300,155
		OTHER ASSETS AND LIABILITIES - NET--0.3% [7]	1,896,816
		TOTAL NET ASSETS--100%	$645,196,971

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, this restricted security amounted to $1,692,970, which represented 0.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, this liquid restricted security amounted to $1,692,970, which represented 0.3% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$643,300,155
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
TOTAL	$643,300,155

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $7,920,291 of investments in an affiliated issuer (Note 5) (identified cost $435,401,008)		$643,300,155
Cash		16,906
Cash denominated in foreign currency (identified cost $879,349)		878,806
Income receivable		1,723,463
Receivable for investments sold		2,051,742
Receivable for shares sold		841,304
Other assets		279,553
TOTAL ASSETS		649,091,929
Liabilities:
Payable for investments purchased	$2,061,982
Payable for shares redeemed	1,364,413
Payable for transfer and dividend disbursing agent fees and expenses	153,244
Payable for distribution services fee (Note 5)	151,782
Payable for shareholder services fee (Note 5)	30,354
Accrued expenses	133,183
TOTAL LIABILITIES		3,894,958
Net assets for 14,353,770 shares outstanding		$645,196,971
Net Assets Consist of:
Paid-in capital		$431,404,579
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		207,887,908
Accumulated net realized gain on investments and foreign currency transactions		7,111,499
Distributions in excess of net investment income		(1,207,015)
TOTAL NET ASSETS		$645,196,971

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($452,054,531 ÷ 9,821,233 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$46.03
Offering price per share (100/94.50 of $46.03) [1]	$48.71
Redemption proceeds per share (98.00/100 of $46.03) [1]	$45.11
Class B Shares:
Net asset value per share ($64,675,192 ÷ 1,555,961 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$41.57
Offering price per share	$41.57
Redemption proceeds per share (92.50/100 of $41.57) [1]	$38.45
Class C Shares:
Net asset value per share ($79,010,877 ÷ 1,902,609 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$41.53
Offering price per share	$41.53
Redemption proceeds per share (97.00/100 of $41.53) [1]	$40.28
Institutional Shares:
Net asset value per share ($49,456,371 ÷ 1,073,967 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$46.05
Offering price per share	$46.05
Redemption proceeds per share (98.00/100 of $46.05) [1]	$45.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $218,381 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $857,863)			$6,738,121
Expenses:
Investment adviser fee (Note 5)		$3,898,228
Administrative personnel and services fee (Note 5)		244,100
Custodian fees		215,301
Transfer and dividend disbursing agent fees and expenses		510,665
Directors'/Trustees' fees		4,712
Auditing fees		13,999
Legal fees		7,929
Portfolio accounting fees		37,104
Distribution services fee--Class A Shares (Note 5)		577,969
Distribution services fee--Class B Shares (Note 5)		292,648
Distribution services fee--Class C Shares (Note 5)		284,176
Shareholder services fee--Class B Shares (Note 5)		97,549
Shareholder services fee--Class C Shares (Note 5)		92,888
Account administration fee--Class C Shares		367
Share registration costs		40,369
Printing and postage		43,230
Insurance premiums		3,722
Taxes		28,734
Miscellaneous		3,324
TOTAL EXPENSES		6,397,014
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(85,463)
Waiver of administrative personnel and services fee	(6,567)
Waiver of distribution services fee--Class A Shares	(37,122)
TOTAL WAIVERS AND REIMBURSEMENT		(129,152)
Net expenses			6,267,862
Net investment income			470,259
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $109,215)			7,163,652
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(23,806,163)
Net realized and unrealized loss on investments and foreign currency transactions			(16,642,511)
Change in net assets resulting from operations			$(16,172,252)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$470,259	$(2,833,537)
Net realized gain on investments and foreign currency transactions	7,163,652	102,417,877
Net increase due to reimbursement from Adviser (Note 5)	--	60,726
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(23,806,163)	40,631,848
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,172,252)	140,276,914
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(61,572,176)	--
Class B Shares	(12,923,413)	--
Class C Shares	(10,988,062)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(85,483,651)	--
Share Transactions:
Proceeds from sale of shares	141,893,830	235,542,286
Net asset value of shares issued to shareholders in payment of distributions declared	70,233,622	--
Cost of shares redeemed	(177,386,774)	(204,123,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,740,678	31,418,516
Redemption Fees	16,842	47,900
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	--	126,912
Change in net assets	(66,898,383)	171,870,242
Net Assets:
Beginning of period	712,095,354	540,225,112
End of period (including distributions in excess of net investment income of $(1,207,015) and $(1,677,274), respectively)	$645,196,971	$712,095,354

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (formerly, Federated International Small Company Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

Effective March 31, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,834,716	$80,850,332	4,095,071	$206,589,813
Shares issued to shareholders in payment of distributions declared	1,116,777	50,936,193	--	--
Shares redeemed	(2,941,923)	(127,255,774)	(2,436,208)	(120,424,901)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,570	$4,530,751	1,658,863	$86,164,912

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	74,468	$2,994,622	296,709	$13,517,624
Shares issued to shareholders in payment of distributions declared	273,758	11,314,412	--	--
Shares redeemed	(964,098)	(38,203,218)	(1,431,547)	(65,547,638)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(615,872)	$(23,894,184)	(1,134,838)	$(52,030,014)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	212,551	$8,603,710	332,883	$15,434,849
Shares issued to shareholders in payment of distributions declared	193,340	7,983,017	--	--
Shares redeemed	(253,540)	(9,799,338)	(399,511)	(18,151,231)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	152,351	$6,787,389	(66,628)	$(2,716,382)

	Period Ended 5/31/2008 [1]		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,120,537	$49,445,166	--	--
Shares redeemed	(46,570)	(2,128,444)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,073,967	$47,316,722		--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	620,016	$34,740,678	457,397	$31,418,516

1 Reflects operations for the period from March 31, 2008 (date of initial investment) to May 31, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $12,407, $2,046, $2,047 and $342, respectively. For the year ended November 30, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $33,187, $8,734 and $5,979, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $435,401,008. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $207,899,147. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $225,230,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,331,065.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $80,285 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.079% of average daily net assets of the Fund. FAS waived $6,567 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $37,122 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $83,340 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2008, FSC retained $24,304 in sales charges from the sale of Class A Shares. FSC also retained $2,306 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a shareholder services fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Other

The Fund's Adviser made a contribution to the Fund of $60,726 for losses on investments inadvertently sold by the Fund.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $5,178. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	8,822,886	156,811,429	157,714,024	7,920,291	$7,920,291	$218,381

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2008, were as follows:

Purchases	$144,348,795
Sales	$196,349,882

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
Spain	11.2%
Germany	10.1%
Canada	8.4%
United Kingdom	6.5%
Netherlands	5.4%
France	5.4%
Japan	5.1%
Switzerland	5.0%
Italy	3.8%
Bermuda	3.4%
Singapore	3.3%
Belgium	2.8%
Malaysia	2.6%
Country	Percentage of Net Assets
Austria	2.4%
Indonesia	2.3%
China	2.2%
Hong Kong	2.0%
Cayman Islands	1.8%
Norway	1.8%
Finland	1.7%
Australia	1.7%
Korea	1.6%
Egypt	1.3%
Marshall Islands	1.3%
Thailand	1.3%
Ireland	0.9%
Sweden	0.9%
Israel	0.8%
Cyprus	0.6%
Greece	0.6%
United Arab Emerates	0.3%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

During the year ended November 30, 2007, the Fund received $126,912 from an unaffiliated third party in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U631

38754 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$26.04		$23.49	$18.22	$16.33		$15.44		$13.11
Income From Investment Operations:
Net investment income (loss)	0.26	[1]	0.21 [1]	0.53 [1]	0.11	[1]	(0.08	) [1]	(0.06	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.65)		2.82	4.83	2.10		2.49		2.49
TOTAL FROM INVESTMENT OPERATIONS	(1.39)		3.03	5.36	2.21		2.41		2.43
Less Distributions:
Distributions from net investment income	(0.17)		(0.48)	(0.09)	--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	--	(0.32)		(1.52)		(0.10)
TOTAL DISTRIBUTIONS	(0.17)		(0.48)	0.09	(0.32)		(1.52)		(0.10)
Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]	--
Net Asset Value, End of Period	$24.48		$26.04	$23.49	$18.22		$16.33		$15.44
Total Return [3]	(5.38)%		13.09%	29.51%	13.71%		16.73	% [4]	18.75%

Ratios to Average Net Assets:
Net expenses	1.65	% [5]	1.65%	1.65%	1.95	% [6]	2.47%		2.52%
Net investment income (loss)	2.18	% [5]	0.83%	2.54%	0.65%		(0.54)%		(0.44)%
Expense waiver/reimbursement [7]	0.16	% [5]	0.08%	0.20%	0.05%		0.10%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,737		$115,052	$86,655	$51,204		$41,732		$17,883
Portfolio turnover	3%		12%	8%	28%		56%		42%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.95% for the year ended November 30, 2005 after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$24.49		$22.14	$17.22	$15.56		$14.89		$12.74
Income From Investment Operations:
Net investment income (loss)	0.14	[1]	0.02 [1]	0.36 [1]	(0.02	) [1]	(0.18	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.54)		2.66	4.56	2.00		2.37		2.41
TOTAL FROM INVESTMENT OPERATIONS	(1.40)		2.68	4.92	1.98		2.19		2.25
Less Distributions:
Distributions from net investment income	--		(0.33)	--	--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	--	(0.32)		(1.52)		(0.10)
TOTAL DISTRIBUTIONS	--		(0.33)	--	(0.32)		(1.52)		(0.10)
Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]	--
Net Asset Value, End of Period	$23.09		$24.49	$22.14	$17.22		$15.56		$14.89
Total Return [3]	(5.72)%		12.23%	28.57%	12.89%		15.78	% [4]	17.88%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.40%	2.40%	2.70	% [6]	3.22%		3.27%
Net investment income (loss)	1.20	% [5]	0.06%	1.80%	(0.12)%		(1.27)%		(1.22)%
Expense waiver/reimbursement [7]	0.16	% [5]	0.08%	0.20%	0.05%		0.10%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,916		$46,055	$46,604	$34,834		$35,867		$19,333
Portfolio turnover	3%		12%	8%	28%		56%		42%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$24.55		$22.20	$17.27	$15.60		$14.92		$12.77
Income From Investment Operations:
Net investment income (loss)	0.15	[1]	0.02 [1]	0.36 [1]	(0.01	) [1]	(0.18	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.56)		2.67	4.57	2.00		2.38		2.41
TOTAL FROM INVESTMENT OPERATIONS	(1.41)		2.69	4.93	1.99		2.20		2.25
Less Distributions:
Distributions from net investment income	--		(0.34)	--	--		--		--
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	--	(0.32)		(1.52)		(0.10)
TOTAL DISTRIBUTIONS	--		(0.34)	--	(0.32)		(1.52)		(0.10)
Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00	[2]	--
Net Asset Value, End of Period	$23.14		$24.55	$22.20	$17.27		$15.60		$14.92
Total Return [3]	(5.74)%		12.27%	28.55%	12.92%		15.82	% [4]	17.84%

Ratios to Average Net Assets:
Net expenses	2.39	% [5]	2.39%	2.40%	2.70	% [6]	3.22%		3.27%
Net investment income (loss)	1.33	% [5]	0.09%	1.82%	(0.06)%		(1.26)%		(1.23)%
Expense waiver/reimbursement [7]	0.16	% [5]	0.08%	0.20%	0.05%		0.10%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,789		$14,662	$11,911	$7,455		$5,498		$2,315
Portfolio turnover	3%		12%	8%	28%		56%		42%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 946.20	$ 8.03
Class B Shares	$1,000	$ 942.80	$11.66
Class C Shares	$1,000	$ 942.60	$11.61
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.75	$ 8.32
Class B Shares	$1,000	$1,013.00	$12.08
Class C Shares	$1,000	$1,013.05	$12.03

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.65%
Class B Shares	2.40%
Class C Shares	2.39%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	26.5%
Switzerland	20.6%
France	10.8%
United States	7.1%
Japan	5.8%
Bermuda	5.5%
Mexico	5.2%
Netherlands	4.0%
Korea	3.2%
Germany	3.1%
Italy	2.2%
Spain	2.2%
Canada	1.8%
Hong Kong	1.4%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector classification composition 3 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	33.6%
Consumer Discretionary	20.5%
Consumer Staples	12.4%
Health Care	7.8%
Industrials	6.4%
Energy	5.4%
Materials	4.3%
Information Technology	3.2%
Telecommunication Services	2.9%
Other Securities [4]	2.9%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

3 Except for Other Securities and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

4 Other Securities include an exchange-traded fund.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.5%
		Automobiles & Components--3.1%
78,945		Bayerische Motoren Werke AG	$4,675,706
		Banks--8.8%
22,770		BNP Paribas SA	2,350,056
158,423		Banco Santander Central Hispano, SA	3,300,186
350,250		HSBC Holdings PLC	5,910,881
245,898		Unicredito Italiano SpA	1,718,631
		TOTAL	13,279,754
		Commercial Services & Supplies--3.9%
67,142		Adecco SA	3,829,784
370,050		Michael Page International PLC	2,096,472
		TOTAL	5,926,256
		Consumer Durables & Apparel--3.8%
66,383		Compagnie Financiere Richemont AG	4,136,796
25,700		Tod's SpA	1,602,109
		TOTAL	5,738,905
		Consumer Services--3.5%
33,967		Accor SA	2,592,005
92,115		InterContinental Hotels Group PLC	1,518,156
185,358		Ladbrokes PLC	1,152,014
		TOTAL	5,262,175
		Diversified Financials--15.9%
68,152		Credit Suisse Group AG	3,472,172
204,044		Invesco PLC	5,678,544
76,120		Janus Capital Group, Inc.	2,207,480
81,456		Julius Baer Holding Ltd., Zurich, Class B	6,666,536
21,995		Morgan Stanley	972,839
162,600		Schroders PLC	3,381,991
60,810		UBS AG	1,464,458
60,810	[1]	UBS AG, Rights	81,099
		TOTAL	23,925,119
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--5.4%
37,600		Tidewater, Inc.	$2,569,208
18,000		Total SA, Class B	1,570,716
26,341	[1]	Transocean Sedco Forex, Inc.	3,956,155
		TOTAL	8,096,079
		Food, Beverage & Tobacco--11.4%
222,909		Cadbury Schweppes PLC	2,976,115
223,614		Diageo PLC	4,363,127
41,795	[1]	Dr. Pepper Snapple Group, Inc.	1,052,408
31,134		Heineken NV	1,829,454
9,136		Nestle SA	4,492,396
20,640		Pernod-Ricard	2,344,079
		TOTAL	17,057,579
		Household & Personal Products--1.1%
13,500		L'Oreal SA	1,642,825
		Insurance--7.5%
68,118		AXA	2,406,682
717,010		Benfield Group PLC	3,650,236
56,714		Sun Life Financial Services of Canada	2,644,574
72,500		Willis Group Holdings Ltd.	2,597,675
		TOTAL	11,299,167
		Materials--4.3%
49,300		Akzo Nobel NV	4,173,163
2,431		Givaudan SA	2,355,778
		TOTAL	6,528,941
		Media--8.4%
53,500		Asatsu, Inc.	1,537,706
161,600		Grupo Televisa SA, GDR	4,233,920
80,249		Vivendi SA	3,372,751
285,619		WPP Group PLC	3,459,761
		TOTAL	12,604,138
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals, Biotechnology & Life Sciences--7.8%
196,568		GlaxoSmithKline PLC	$4,335,764
84,697		Novartis AG	4,449,183
49,700		Takeda Pharmaceutical Co., Ltd.	2,880,544
		TOTAL	11,665,491
		Real Estate--1.4%
132,086		Sun Hung Kai Properties	2,122,475
		Retailing--1.7%
329,212		JJB Sports PLC	723,871
1,525,389		Signet Group PLC	1,873,419
		TOTAL	2,597,290
		Semiconductors & Semiconductor Equipment--3.2%
6,746		Samsung Electronics Co.	4,852,955
		Telecommunication Services--2.9%
1,363,060		Vodafone Group PLC	4,380,889
		Transportation--2.4%
70,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,637,704
		TOTAL COMMON STOCKS (IDENTIFIED COST $105,697,457)	145,293,448
		EXCHANGE-TRADED FUND--2.9%
317,322		iShares MSCI Japan (IDENTIFIED COST $3,073,946)	4,306,060
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $108,771,403) [2]	149,599,508
		OTHER ASSETS AND LIABILITIES - NET--0.6% [3]	842,395
		TOTAL NET ASSETS--100%	$150,441,903

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$149,599,508
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
TOTAL	$149,599,508

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $108,771,403)		$149,599,508
Cash denominated in foreign currencies (identified cost $101,626)		101,058
Income receivable		816,247
Receivable for investments sold		422,759
Receivable for shares sold		39,745
TOTAL ASSETS		150,979,317
Liabilities:
Payable for shares redeemed	$347,461
Bank overdraft	38,314
Payable for custodian fees	17,185
Payable for transfer and dividend disbursing agent fees and expenses	45,899
Payable for auditing fees	12,500
Payable for distribution services fee (Note 5)	29,011
Payable for shareholder services fee (Note 5)	30,819
Accrued expenses	16,225
TOTAL LIABILITIES		537,414
Net assets for 6,253,682 shares outstanding		$150,441,903
Net Assets Consist of:
Paid-in capital		$116,024,486
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		40,841,337
Accumulated net realized loss on investments and foreign currency transactions		(7,892,451)
Undistributed net investment income		1,468,531
TOTAL NET ASSETS		$150,441,903
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($105,737,179 ÷ 4,318,538 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$24.48
Offering price per share (100/94.50 of $24.48) [1]		$25.90
Redemption proceeds per share (98.00/100 of $24.48) [1]		$23.99
Class B Shares:
Net asset value per share ($32,915,610 ÷ 1,425,747 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$23.09
Offering price per share		$23.09
Redemption proceeds per share (92.50/100 of $23.09) [1]		$21.36
Class C Shares:
Net asset value per share ($11,789,114 ÷ 509,397 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$23.14
Offering price per share		$23.14
Redemption proceeds per share (97.00/100 of $23.14) [1]		$22.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $30,612 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $281,745)			$2,946,805
Interest			129
TOTAL INCOME			2,946,934
Expenses:
Investment adviser fee (Note 5)		$782,443
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		34,873
Transfer and dividend disbursing agent fees and expenses		173,255
Directors'/Trustees' fees		2,457
Auditing fees		14,000
Legal fees		8,932
Portfolio accounting fees		33,643
Distribution services fee--Class B Shares (Note 5)		140,275
Distribution services fee--Class C Shares (Note 5)		46,947
Shareholder services fee--Class A Shares (Note 5)		129,599
Shareholder services fee--Class B Shares (Note 5)		46,758
Shareholder services fee--Class C Shares (Note 5)		14,497
Account administration fee--Class A Shares		534
Account administration fee--Class C Shares		107
Share registration costs		24,394
Printing and postage		23,375
Insurance premiums		2,869
Taxes		6,334
Miscellaneous		1,692
TOTAL EXPENSES		1,601,984
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(102,296)
Waiver of administrative personnel and services fee	(21,717)
TOTAL WAIVERS AND REIMBURSEMENT		(124,013)
Net expenses			1,477,971
Net investment income			1,468,963
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,987,724
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(14,082,217)
Net realized and unrealized loss on investments and foreign currency transactions			(12,094,493)
Change in net assets resulting from operations			$(10,625,530)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,468,963	$936,136
Net realized gain on investments and foreign currency transactions	1,987,724	7,297,621
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(14,082,217)	10,988,387
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,625,530)	19,222,144
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(758,845)	(1,797,058)
Class B Shares	--	(684,766)
Class C Shares	--	(188,074)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(758,845)	(2,669,898)
Share Transactions:
Proceeds from sale of shares	14,545,771	54,633,647
Net asset value of shares issued to shareholders in payment of distributions declared	692,355	2,404,801
Cost of shares redeemed	(29,183,001)	(42,994,929)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,944,875)	14,043,519
Redemption Fees	1,063	4,743
Change in net assets	(25,328,187)	30,600,508
Net Assets:
Beginning of period	175,770,090	145,169,582
End of period (including undistributed net investment income of $1,468,531 and $758,413, respectively)	$150,441,903	$175,770,090

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	505,852	$12,465,742	1,493,571	$37,608,471
Shares issued to shareholders in payment of distributions declared	27,066	692,355	69,929	1,653,127
Shares redeemed	(631,907)	(14,952,813)	(834,219)	(21,152,509)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(98,989)	$(1,794,716)	729,281	$18,109,089

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	70,048	$1,580,443	524,830	$12,466,175
Shares issued to shareholders in payment of distributions declared	--	--	26,727	598,136
Shares redeemed	(524,775)	(11,778,972)	(775,988)	(18,549,403)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(454,727)	$(10,198,529)	(224,431)	$(5,485,092)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	21,745	$499,586	190,602	$4,559,001
Shares issued to shareholders in payment of distributions declared	--	--	6,845	153,538
Shares redeemed	(109,664)	(2,451,216)	(136,634)	(3,293,017)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(87,919)	$(1,951,630)	60,813	$1,419,522
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(641,635)	$(13,944,875)	565,663	$14,043,519

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2008, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $741, $239 and $83, respectively. For the year ended November 30, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $2,957, $1,389 and $397, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $108,771,403. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $40,828,105. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,032,634 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,204,529.

At November 30, 2007, the Fund had a capital loss carryforward of $9,889,799 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$9,862,709
2010	$ 27,090

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $101,704 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.119% of average daily net assets of the Fund. FAS waived $21,717 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $7,678 of fees paid by the Fund.

For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $7,076 in sales charges from the sale of Class A Shares. FSC also retained $68 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,824 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.65%, 2.40% and 2.40%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $592. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	4,856,493	10,200,164	15,056,657	--	--	$30,612

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$4,473,236
Sales	$13,479,431

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	26.5%
Switzerland	20.6%
France	10.8%
United States	7.1%
Japan	5.8%
Bermuda	5.5%
Mexico	5.2%
Netherlands	4.0%
Korea	3.2%
Germany	3.1%
Italy	2.2%
Spain	2.2%
Canada	1.8%
Hong Kong	1.4%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED INTERNATIONAL VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008